Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	Domain name, trademark and Internet audio/video program transmission license RMB’million	Copyrights RMB’million	Supplier resources RMB’million	Corporate customer relationships RMB’million	Non-compete agreement RMB’million	Others RMB’million	Total RMB’million
At January 1, 2021
Cost	1,340	1,554	335	185	156	160	3,730
Accumulated amortization	(519)	(524)	(226)	(181)	(138)	(122)	(1,710)
Net book amount	821	1,030	109	4	18	38	2,020
Year ended December 31, 2021
Opening net book amount	821	1,030	109	4	18	38	2,020
Additions	-	1,036	-	-	-	28	1,064
Business combinations	217	112	-	19	5	171	524
Amortization charge	(132)	(517)	(52)	(7)	(5)	(66)	(779)
Closing net book amount	906	1,661	57	16	18	171	2,829
At December 31, 2021
Cost	1,557	2,672	335	204	161	357	5,286
Accumulated amortization	(651)	(1,011)	(278)	(188)	(143)	(186)	(2,457)
Net book amount	906	1,661	57	16	18	171	2,829
Year ended December 31, 2022
Opening net book amount	906	1,661	57	16	18	171	2,829
Additions	-	400	-	-	-	26	426
Business combinations (Note 28)	93	8	2	40	15	28	186
Disposals	-	(149)	-	-	-	-	(149)
Amortization charge	(140)	(658)	(53)	(9)	(7)	(57)	(924)
Closing net book amount	859	1,262	6	47	26	168	2,368
At December 31, 2022
Cost	1,650	2,826	336	244	176	404	5,636
Accumulated amortization	(791)	(1,564)	(330)	(197)	(150)	(236)	(3,268)
Net book amount	859	1,262	6	47	26	168	2,368

Summary of Amortization of Intangible Assets Allocated

During the years ended December 31, 2020, 2021 and 2022, amortization was charged to the consolidated income statements as follows:

	Year ended December 31,
	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Cost of revenues	434	577	722
Selling and marketing expenses	41	19	11
General and administrative expenses	162	183	191
	637	779	924